Equity (Tables)	12 Months Ended
Dec. 31, 2018
Statement [line items]
Schedule disclosing information related to movement in the share capital
(USD millions)	Jan 1, 2016	Movement in year	Dec 31, 2016	Movement in year	Dec 31, 2017	Movement in year	Dec 31, 2018

Share capital	991	– 19	972	– 3	969	– 25	944

Treasury shares	– 101	25	– 76	– 24	– 100	31	– 69

Outstanding share capital	890	6	896	– 27	869	6	875

Schedule disclosing information related to movement in the shares
		2018			2017			2016

Number of outstanding shares (in millions)	Note	Total Novartis shares	Total treasury shares [1]	Total outstanding shares	Total Novartis shares	Total treasury shares [1]	Total outstanding shares	Total Novartis shares	Total treasury shares [1]	Total outstanding shares

Balance at beginning of year		2 616.8	– 299.3	2 317.5	2 627.1	– 253.0	2 374.1	2 677.0	– 303.1	2 373.9

Shares canceled for capital reduction [2]		– 66.2	66.2		– 10.3	10.3		– 49.9	49.9

Shares acquired to be canceled [3]			– 23.3	– 23.3		– 66.2	– 66.2		– 10.3	– 10.3

Other share purchases [4]			– 1.2	– 1.2		– 3.8	– 3.8		– 2.6	– 2.6

Other share sales			3.0	3.0

Exercise of options and employee transactions [5]	17.8		7.8	7.8		4.6	4.6		4.1	4.1

Equity-based compensation [5]			7.4	7.4		8.8	8.8		9.0	9.0

Total movements		– 66.2	59.9	– 6.3	– 10.3	– 46.3	– 56.6	– 49.9	50.1	0.2

Balance at end of year		2 550.6	– 239.4	2 311.2	2 616.8	– 299.3	2 317.5	2 627.1	– 253.0	2 374.1

[1] Approximately 121.6 million treasury shares (2017: 131.3 million; 2016: 134.6 million) are held in Novartis entities that restrict their availability for use.
[2] Novartis reduced its share capital by canceling shares that were repurchased on the SIX Swiss Exchange second trading line during previous years.
[3] Shares repurchased on the SIX Swiss Exchange second trading line under the CHF 10 billion share buyback authority approved at the 2016 Annual General Meeting (AGM)
[4] Shares acquired from employees, which were previously granted to them under the respective programs
[5] Shares delivered as a result of options being exercised and physical share deliveries related to equity-based participation plans

Schedule disclosing information related to Dividend
	2018	2017	2016

Dividend per share (in CHF)	2.80	2.75	2.70

Total dividend payment (in USD billion)	7.0	6.5	6.5

Schedule disclosing information related treasury shares movements
		2018		2017		2016

	Note	Number of outstanding shares (in millions)	Equity impact USD m	Number of outstanding shares (in millions)	Equity impact USD m	Number of outstanding shares (in millions)	Equity impact USD m

Shares acquired to be canceled [1]		– 23.3	– 1 859	– 66.2	– 5 270	– 10.3	– 784

Other share purchases [2]		– 1.2	– 114	– 3.8	– 304	– 2.6	– 208

Purchase of treasury shares		– 24.5	– 1 973	– 70.0	– 5 574	– 12.9	– 992

Other share sales		3.0	263

Exercise of options and employee transactions [3]	17.8	7.8	434	4.6	255	4.1	214

Equity-based compensation [4,5]		7.4	756	8.8	612	9.0	664

Total		– 6.3	– 520	– 56.6	– 4 707	0.2	– 114

[1] Shares repurchased on the SIX Swiss Exchange second trading line under the CHF 10 billion share buyback authority approved at the 2016 Annual General Meeting (AGM)
[2] Shares acquired from employees, which were previously granted to them under the respective programs
[3] Shares delivered as a result of options being exercised related to equity-based participation plans and the delivery of treasury shares. The average share price of the shares delivered was significantly below market price, reflecting the strike price of the options exercised.

[4] Equity-settled share-based compensation is expensed in the consolidated income statement in accordance with the vesting period of the share-based compensation plans. The value for the shares and options granted is credited to consolidated equity over the respective vesting period. In addition, tax benefits arising from tax-deductible amounts exceeding the expense recognized in the income statement are credited to equity.

[5] Included in 2017 is a USD 71 million impact related to the revaluation of deferred tax assets on equity-based compensation that were previously recognized through retained earnings. This revaluation resulted from the US tax reform legislation enacted on December 22, 2017; refer to Note 11 for additional disclosures.